Consolidated balance sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 67,783,531	$ 91,927,512
Time deposits	138,948,481	32,099,810
Receivable from related party	$ 0	$ 37,906,821
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade and other receivables	$ 13,456,083	$ 13,498,813
Other current assets	652,769	302,773
Inventories	7,306,356	7,291,123
Advances and prepayments	250,562	161,937
Total current assets	228,397,782	183,188,789
Non current assets
Operating lease right-of-use asset	78,761	0
Vessels, net	208,230,018	180,847,252
Investment in related party	12,798,500	12,798,500
Total non current assets	221,107,279	193,645,752
Total assets	449,505,061	376,834,541
Current liabilities
Trade accounts payable	5,243,872	8,277,118
Payable to related parties	$ 18,725,514	$ 2,324,334
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 3,370,020	$ 3,008,500
Deferred income	1,419,226	919,116
Operating lease liability, current portion	78,761	0
Total current liabilities	28,837,393	14,529,068
Total liabilities	28,837,393	14,529,068
Commitments and contingencies
Stockholders' equity
Capital stock, $0.01 par value, 2,000,000,000 authorized at December 31, 2023 and 2024, 33,257,291 shares issued and 29,812,755 outstanding at December 31, 2023 and 38,275,518 issued and 34,023,635 outstanding at December 31, 2024	382,755	332,573
Preferred stock	8,119	8,119
Treasury stock 3,444,536 and 4,251,883 shares at December 31, 2023 and 2024, respectively with a par value of $0.01 per share	(8,390,225)	(5,885,727)
Additional paid-in capital	282,642,357	270,242,635
Retained earnings	146,024,662	97,607,873
Total stockholders' equity	420,667,668	362,305,473	[1]
Total liabilities and stockholders' equity	449,505,061	376,834,541
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock	7,959	7,959
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 160	$ 160

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)